BUSINESS OVERVIEW AND BASIS OF PRESENTATION (Details Narrative) - $ / shares	Aug. 26, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Authorized share capital		100,000,000
Common stock shares authorized		400,000,000	400,000,000	400,000,000
Common stock, par value		$ 0.00025	$ 0.00025	$ 0.00025
Acquisition Agreement [Member] | Precious Choice Global [Member] | Multi Ways SG [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage	4.90%
Acquisition Agreement [Member] | Precious Choice Global [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Transfer of shares	352,800
Reorganization Agreement [Member] | MWE Investment [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage	95.10%
Ownership shares	8,915,625
Reorganization Agreement [Member] | Precious Choice Global [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage	4.90%
Ownership shares	459,375
Reorganization Agreement [Member] | Precious Choice Global [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Consideration is settled and issued	459,326
Reorganization Agreement [Member] | MWE Investments [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Consideration is settled and issued	8,915,624
Reorganization Agreement [Member] | Precious Choice Global [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Transfer of shares	352,800
Reorganization Agreement [Member] | MWE Holdings [Member] | Mr James Lim [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Transfer of shares	6,627,201
Reorganization Agreement [Member] | MWE Holdings [Member] | Ms Lee NG [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Transfer of shares	220,001